Borrowings (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Long-term debt	¥ 2,523,621	$ 363,477	¥ 2,405,898
In breach of loan covenants with waivers from banks [Member]
Long-term debt	865,625	124,676	898,257
No breach of loan covenants [Member]
Long-term debt	¥ 1,657,996	$ 238,801	¥ 1,507,641